RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in freight rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Reasonably possible decrease in freight rates per day	$ 1,000
Changes in profit/loss before tax for the following year	(26,500,000)	$ (27,200,000)	$ (18,800,000)
Changes in equity for the following year	$ (26,500,000)	$ (27,200,000)	$ (18,800,000)